TAXES ON INCOME - Schedule of income before taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic	$ 906.5	$ 854.9	$ 901.6
Foreign	38.6	117.2	74.0
Income before taxes on income (tax benefit)	$ 945.1	$ 972.1	$ 975.6